Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 3,147,395	$ 2,828,459	$ 2,547,556
Cash flows	619,386	297,465	284,963
Other comprehensive income	3,248	1,211	(4,831)
Non-cash items	9,634	13,244	13,712
Deferred financing costs, assets	(6,442)	7,016	(12,941)
Liabilities/(assets) arising from financing activities at end of period	3,773,221	3,147,395	2,828,459
Borrowings | Proceeds from bank loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	2,138,035	905,730	524,165
Total	2,138,035	905,730	524,165
Borrowings | Bank loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(1,481,709)	(547,751)	(231,753)
Non-cash items	(8,063)
Total	(1,489,772)	(547,751)	(231,753)
Borrowings | Payment for bond repurchase at premium
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(1,937)	(34,602)
Total	(1,937)	(34,602)
Borrowings | Additions in deferred loan/bond fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(35,795)	(25,912)	(7,449)
Non-cash items	997	(910)	1,119
Deferred financing costs, assets	(6,442)	7,016	(12,941)
Total	(41,240)	(19,806)	(19,271)
Borrowings | Deferred loan fees received
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	792
Total	792
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	22,876	14,154	12,593
Total	22,876	14,154	12,593
Borrowings | Retranslation of the NOK Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	3,248	1,211	(4,831)
Non-cash items	(6,176)
Total	(2,928)	1,211	(4,831)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	45,931	(3,096)	(16,396)
Cash flows	(4,092)	(3,731)
Other comprehensive income	(2,498)	2,608	5,089
Non-cash items	68,419	50,150	8,211
Liabilities/(assets) arising from financing activities at end of period	107,760	45,931	(3,096)
Derivatives | Unrealized loss on derivative financial instruments held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	64,044	54,050	7,922
Total	64,044	54,050	7,922
Derivatives | Ineffective portion of cash flow hedges
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	323	151	289
Total	323	151	289
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(31,662)
Total	(31,662)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	31,622
Total	31,622
Derivatives | Payment for CCS termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,052)	(3,731)
Non-cash items	4,052	(4,051)
Total		(7,782)
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	(2,498)	2,608	5,089
Total	(2,498)	2,608	5,089
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	204,930	206,099	213,428
Cash flows	(21,061)	(20,471)	(17,849)
Non-cash items	12,301	12,027	10,520
Liabilities/(assets) arising from financing activities at end of period	196,170	204,930	206,099
Lease liability | After initial application of IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period		213,374
Liabilities/(assets) arising from financing activities at end of period			213,374
Lease liability | Lease charge (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	9,921	10,506	10,520
Total	9,921	10,506	10,520
Lease liability | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	2,155	1,462
Total	2,155	1,462
Lease liability | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(9,911)	(10,521)	(10,520)
Total	(9,911)	(10,521)	(10,520)
Lease liability | Payments for lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(11,150)	(9,950)	(7,329)
Non-cash items	225	59
Total	$ (10,925)	$ (9,891)	$ (7,329)